Condensed Consolidated Interim Statements of Financial Position - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 2,697,000	$ 11,245,000
Amounts receivable	2,015,000	2,672,000
Taxes recoverable	4,363,000	3,737,000
Prepaid expenses and other assets	1,689,000	1,671,000
Inventory	7,670,000	6,260,000
Total current assets	18,434,000	25,585,000
Exploration and evaluation assets	50,094,000	49,804,000
Plant, equipment and mining properties	48,608,000	44,056,000
Long-term investments	1,466,000	1,746,000
Other assets	4,000	5,000
Total assets	118,606,000	121,196,000
Current liabilities
Accounts payable and accrued liabilities	10,922,000	9,469,000
Amounts due to related parties	67,000	28,000
Taxes payable	28,000	895,000
Note payable	0	4,926,000
Warrant liability	771,000	475,000
Current portion of equipment loans	165,000	0
Current portion of finance lease obligations	1,372,000	971,000
Total current liabilities	13,325,000	16,764,000
Equipment loans	316,000	0
Finance lease obligations	1,306,000	745,000
Reclamation provision	505,000	445,000
Deferred income tax liabilities	5,207,000	5,221,000
Total liabilities	20,659,000	23,175,000
EQUITY
Share capital	146,229,000	145,515,000
Equity reserves	9,679,000	9,852,000
Treasury shares (14,180 shares, at cost)	(97,000)	(97,000)
Accumulated other comprehensive loss	(5,486,000)	(5,223,000)
Accumulated deficit	(52,378,000)	(52,026,000)
Total equity	97,947,000	98,021,000
Total liabilities and equity	$ 118,606,000	$ 121,196,000